Restatement of Previously Issued Financial Statements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Permanent equity to maintain shareholders' equity	$ 5,000,000
Net tangible assets	5,000,001	$ 5,000,001
Shareholders' equity	$ 5,000,000